Average Annual Total Returns{- Strategic Advisers® Fidelity® Emerging Markets Fund} - 05.31 Strategic Advisers Fidelity Emerging Markets Fund PRO-05 - Strategic Advisers® Fidelity® Emerging Markets Fund
	Strategic Advisers Fidelity Emerging Markets Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Fidelity Emerging Markets Fund-Default Return Before Taxes Since Inception		Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions Since Inception		Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity Emerging Markets Fund-Default After Taxes on Distributions and Sales Since Inception		IXYE0 Past 1 year	IXYE0 Since Inception
Total	(0.24%)	14.06%	[1]	(1.43%)	13.27%	[1]	0.47%	10.95%	[1]	(2.53%)	11.54%	[1]

[1]	(a)From October 30, 2018